UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 77.6%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$13,061,641	$13,061,641
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,116,314	1,116,314
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	915,832	915,832
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	92,835	92,835
Total Repurchase Agreements
(Cost $15,186,622)		15,186,622
Total Investments - 77.6%
(Cost $15,186,622)		$15,186,622
Other Assets & Liabilities, net - 22.4%		4,379,834
Total Net Assets - 100.0%		$19,566,456

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,203,969)	33	$176,507
April 2013 Goldman Sachs Index Futures Contracts (Aggregate Value of Contracts $6,217,749)	38	45,824
May 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $361,260)	9	31,363
June 2013 Brent Crude Futures Contracts (Aggregate Value of Contracts $2,851,159)	26	21,467
May 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $176,780)	4	11,812
June 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $479,070)	3	5,181
May 2013 Corn Futures Contracts (Aggregate Value of Contracts $661,913)	19	2,894
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $348,320)	7	2,636
May 2013 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $72,538)	1	322
May 2013 Cocoa Futures Contracts (Aggregate Value of Contracts $43,340)	2	76
May 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $99,756)	1	(580)
June 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $182,550)	5	(674)
May 2013 Heating Oil Futures Contracts (Aggregate Value of Contracts $767,290)	6	(1,547)
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $421,425)	6	(1,799)
May 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $52,588)	1	(2,620)
May 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $94,188)	2	(4,227)
May 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $102,375)	2	(4,357)
May 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $177,610)	9	(6,227)
May 2013 Gas Oil Futures Contracts (Aggregate Value of Contracts $1,196,974)	13	(7,046)
May 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $284,513)	6	(8,819)
May 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $109,050)	3	(9,426)
May 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $784,728)	6	(9,510)

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2013 LME Copper Futures Contracts (Aggregate Value of Contracts $564,544)	3	$(15,566)
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $413,250)	12	(30,670)
(Total Aggregate Value of Contracts $19,666,939)		$195,014

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Managed Commodities Strategy Fund (formerly Long/Short Commodities Strategy Fund)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 12.5%
U.S. Treasury Bill
0.00% due 04/11/13	$10,648,000	$10,647,914
0.00% due 04/04/13	2,200,000	2,199,998
Total U.S. Treasury Bill		12,847,912
Total U.S. Government Securities
(Cost $12,847,782)		12,847,912
ASSET BACKED SECURITIES†† - 7.7%
KKR Financial CLO 2007-AA Corp.
1.05% due 10/15/17[1,2,3]	4,050,157	4,010,831
Emporia Preferred Funding II Corp.
2007-2A,
0.58% due 10/18/18[1,2,3]	1,599,208	1,583,344
Emporia Preferred Funding
2006-2X,
0.59% due 10/18/18	1,279,366	1,267,263
Acis CLO 2013-1A Ltd.
1.33% due 04/18/24[1,2,3]	800,000	800,048
Gleneagles CLO Ltd.
2005-1A
0.57% due 11/01/17[1,2,3]	244,230	240,766
Total Asset Backed Securities
(Cost $7,914,526)		7,902,252
CORPORATE BONDS†† - 7.6%
Financials - 5.3%
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	980,000	1,033,981
JPMorgan Chase & Co.
0.91% due 02/26/16[1]	1,000,000	1,000,582
Nomura Holdings, Inc.
1.73% due 09/13/16[1]	800,000	802,402
Ford Motor Credit Company LLC
8.00% due 06/01/14	340,000	365,761
8.70% due 10/01/14	300,000	331,396
Bank of America Corp.
4.50% due 04/01/15	600,000	635,774
Morgan Stanley
4.20% due 11/20/14	600,000	628,015
Macquarie Group Ltd.
7.30% due 08/01/14[2,3]	480,000	514,272
XL Group plc
5.25% due 09/15/14	125,000	131,890
Total Financials		5,444,073
Energy - 0.7%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2,3]	646,400	695,850
Telecommunication Services - 0.6%
WPP Finance UK
8.00% due 09/15/14	600,000	658,688
Materials - 0.6%
Xstrata Finance Canada Ltd.
2.85% due 11/10/14[2,3]	600,000	614,934
Industrials - 0.4%
Penske Truck Leasing Company Lp / PTL Finance Corp.
2.50% due 07/11/14[2,3]	379,000	384,977
Total Corporate Bonds
(Cost $7,799,905)		7,798,522
COLLATERALIZED MORTGAGE OBLIGATION†† - 3.7%
COMM 2007-FL14 Mortgage Trust
0.38% due 06/15/22[1,2,3]	1,816,054	1,789,355
COMM 2006-FL12 Mortgage Trust
0.33% due 12/15/20[1,2,3]	1,250,000	1,197,819
Credit Suisse Mortgage Capital Certificates
2007-TF2A,
0.38% due 04/15/22[1,2,3]	792,472	777,263
Total Collateralized Mortgage Obligation
(Cost $3,769,182)		3,764,437
COMMERCIAL PAPER†† - 36.4%
Tyco Electronics Group S.A.
0.27% due 04/01/13[3]	1,400,000	1,400,000
Kinder Morgan Energy Partners, LP
0.30% due 04/01/13[3]	1,400,000	1,400,000
Southern California Edison Co.
0.27% due 04/01/13[3]	1,400,000	1,400,000
Kellogg Co.
0.18% due 04/01/13[3]	1,400,000	1,400,001
Johnson Controls, Inc.
0.25% due 04/02/13[3]	1,400,000	1,399,990
Northeast Utilities
0.25% due 04/02/13[3]	1,400,000	1,399,990
Apache Corp.
0.28% due 04/02/13[3]	1,400,000	1,399,989
Diageo Capital plc
0.22% due 04/03/13[3]	1,400,000	1,399,981
Nissan Motor Acceptance Corp.
0.30% due 04/05/13[3]	1,400,000	1,399,953
National Grid Holdings, Inc.
0.32% due 04/05/13[3]	1,400,000	1,399,951
WellPoint, Inc.
0.18% due 04/09/13[3]	1,400,000	1,399,944
Tesco Treasury Services plc
0.21% due 04/08/13[3]	1,400,000	1,399,937
Pacific Gas & Electric Co.
0.24% due 04/08/13[3]	1,400,000	1,399,935
Rio Tinto America, Inc.
0.29% due 04/08/13[3]	1,400,000	1,399,921
Bemis Company, Inc.
0.30% due 04/10/13[3]	1,400,000	1,399,895
Campbell Soup Co.
0.17% due 04/19/13[3]	1,400,000	1,399,881
MidAmerican Energy Holdings Co.
0.28% due 04/15/13[3]	1,400,000	1,399,848
Devon Energy Corp.
0.23% due 04/22/13[3]	1,400,000	1,399,812

Managed Commodities Strategy Fund (formerly Long/Short Commodities Strategy Fund)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
COMMERCIAL PAPER†† - 36.4% (continued)
Cigna Corp.
0.34% due 04/17/13[3]	$1,400,000	$1,399,788
Pentair Finance S.A.
0.35% due 04/17/13[3]	1,400,000	1,399,782
FMC Technologies, Inc.
0.30% due 04/22/13[3]	1,400,000	1,399,755
Dominion Resources, Inc.
0.32% due 04/24/13[3]	1,400,000	1,399,714
Aon Corp.
0.34% due 04/24/13[3]	1,400,000	1,399,687
CBS Corp.
0.33% due 04/26/13[3]	1,400,000	1,399,679
Clorox Co.
0.29% due 05/06/13[3]	1,400,000	1,399,605
Glencore Funding LLC
0.45% due 04/25/13	1,400,000	1,399,580
Suncor Energy, Inc.
0.28% due 04/24/13[3]	1,000,000	999,821
Total Commercial Paper
(Cost $37,396,439)		37,396,439
REPURCHASE AGREEMENTS††,4 - 27.4%
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	14,753,848	14,753,848
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	12,104,161	12,104,161
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,226,957	1,226,957
Total Repurchase Agreements
(Cost $28,084,966)		28,084,966
Total Investments - 95.3%
(Cost $97,812,800)		$97,794,528
Other Assets & Liabilities, net - 4.7%		4,804,196
Total Net Assets - 100.0%		$102,598,724

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $6,796,300)	70	$297,170
May 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,900,385)	43	134,501
June 2013 Brent Crude Futures Contracts (Aggregate Value of Contracts $6,031,300)	55	73,047
May 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $762,660)	19	56,353
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $4,677,440)	94	42,314
May 2013 Corn Futures Contracts (Aggregate Value of Contracts $8,674,538)	249	41,716
June 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $2,920,800)	80	39,601
May 2013 Heating Oil Futures Contracts (Aggregate Value of Contracts $1,662,461)	13	17,193
May 2013 Gas Oil Futures Contracts (Aggregate Value of Contracts $2,209,800)	24	14,605
May 2013 Cocoa Futures Contracts (Aggregate Value of Contracts $368,390)	17	1,105
May 2013 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $870,450)	12	959
May 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,700,244)	13	(6,260)
May 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $997,560)	10	(18,035)
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $4,705,913)	67	(24,449)
May 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $972,563)	19	(36,574)
May 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $894,781)	19	(42,294)
May 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $736,225)	14	(49,802)

Managed Commodities Strategy Fund (formerly Long/Short Commodities Strategy Fund)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
June 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $37,686,839)	236	$(67,348)
May 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $2,486,534)	126	(84,856)
May 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $1,163,200)	32	(100,383)
May 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $3,603,825)	76	(108,376)
May 2013 LME Copper Futures Contracts (Aggregate Value of Contracts $5,833,619)	31	(194,169)
May 2013 Copper Futures Contracts (Aggregate Value of Contracts $7,319,675)	86	(355,443)
May 2013 Silver Futures Contracts (Aggregate Value of Contracts $10,767,299)	76	(372,301)
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $5,613,313)	163	(425,679)
(Total Aggregate Value of Contracts $121,356,114)		$(1,167,405)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $48,606,318 (cost $48,628,310), or 47.4% of total net assets.
[4]	Repurchase Agreements — See Note 3.

plc	Public Limited Company

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 12.8%
PIMCO Enhanced Short Maturity Exchange-Traded Fund	600,000	$60,912,000
Guggenheim Enhanced Short Duration Bond ETF[6]	140,000	7,034,300
Total Exchange Traded Funds
(Cost $67,930,214)		67,946,300

	Face Amount
ASSET BACKED SECURITIES†† - 8.6%
KKR Financial CLO 2007-AA Corp.
1.05% due 10/15/17[1,2,3]	$24,300,943	24,064,980
Emporia Preferred Funding II Corp.
2006-2A,
0.58% due 10/18/18[1,2,3]	12,153,980	12,033,412
Emporia Preferred Funding
2006-2X,
0.59% due 10/18/18	5,117,465	5,069,054
Acis CLO 2013-1 Ltd.
1.33% due 04/18/24[1,2,3]	3,200,000	3,200,192
Gleneagles CLO Ltd.
2005-1A,
0.57% due 11/01/17[1,2,3]	976,919	963,066
Total Asset Backed Securities
(Cost $45,405,463)		45,330,704
COLLATERALIZED MORTGAGE OBLIGATION†† - 7.1%
Credit Suisse Mortgage Capital Certificates
2007-TF2A,
0.38% due 04/15/22[1,2,3]	9,780,201	9,592,499
2006-TF2A,
0.40% due 10/15/21[1,2,3]	3,000,000	2,894,478
UBS Commercial Mortgage Trust
2007-FL1,
0.78% due 07/15/24[1,2,3]	8,879,024	8,795,659
COMM 2007-FL14 Mortgage Trust
0.38% due 06/15/22[1,2,3]	7,259,852	7,153,118
COMM 2006-FL12 Mortgage Trust
0.33% due 12/15/20[1,2,3]	5,465,000	5,236,864
Wachovia Bank Commercial Mortgage
Trust Series
2006-WL7A,
0.37% due 09/15/21[1,2,3]	4,250,000	4,157,541
Total Collateralized Mortgage Obligation
(Cost $37,912,758)		37,830,159
CORPORATE BONDS†† - 5.9%
Financials - 4.1%
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	3,920,000	4,135,921
JPMorgan Chase & Co.
0.91% due 02/26/16[1]	4,000,000	4,002,328
Nomura Holdings, Inc.
1.73% due 09/13/16[1]	3,200,000	3,209,609
Ford Motor Credit Company LLC
8.00% due 06/01/14	1,384,000	1,488,864
8.70% due 10/01/14	1,200,000	1,325,584
Bank of America Corp.
4.50% due 04/01/15	2,400,000	2,543,095
Morgan Stanley
4.20% due 11/20/14	2,400,000	2,512,061
Macquarie Group Ltd.
7.30% due 08/01/14[2,3]	1,920,000	2,057,088
XL Group plc
5.25% due 09/15/14	500,000	527,562
Total Financials		21,802,112
Energy - 0.5%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2,3]	2,585,600	2,783,398
Telecommunication Services - 0.5%
WPP Finance UK
8.00% due 09/15/14	2,400,000	2,634,754
Materials - 0.5%
Xstrata Finance Canada Ltd.
2.85% due 11/10/14[2,3]	2,400,000	2,459,736
Industrials - 0.3%
Penske Truck Leasing Company Lp / PTL Finance Corp.
2.50% due 07/11/14[2,3]	1,488,000	1,511,466
Total Corporate Bonds
(Cost $31,196,961)		31,191,466
U.S. GOVERNMENT SECURITIES† - 4.8%
U.S. Treasury Bill
0.00% due 04/11/13	21,708,000	21,707,827
0.00% due 04/04/13	3,520,000	3,519,996
Total U.S. Treasury Bill		25,227,823
Total U.S. Government Securities
(Cost $25,227,510)		25,227,823
FEDERAL AGENCY NOTES†† - 4.7%
Federal Home Loan Bank[4]
0.22% due 04/09/13	25,000,000	25,000,625
Total Federal Agency Notes
(Cost $24,999,900)		25,000,625
COMMERCIAL PAPER†† - 30.2%
Kellogg Co.
0.18% due 04/01/13[3]	6,000,000	6,000,000
Kinder Morgan Energy Partners, LP
0.30% due 04/01/13[3]	6,000,000	6,000,000
Southern California Edison Co.
0.27% due 04/01/13[3]	6,000,000	6,000,000
Tyco Electronics Group S.A.
0.27% due 04/01/13[3]	6,000,000	6,000,000
Johnson Controls, Inc.
0.25% due 04/02/13[3]	6,000,000	5,999,958
Northeast Utilities
0.25% due 04/02/13[3]	6,000,000	5,999,958
Apache Corp.
0.28% due 04/02/13[3]	6,000,000	5,999,954

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
COMMERCIAL PAPER†† - 30.2% (continued)
Diageo Capital plc
0.22% due 04/03/13[3]	$6,000,000	$5,999,917
Nissan Motor Acceptance Corp.
0.30% due 04/05/13[3]	6,000,000	5,999,800
National Grid Holdings, Inc.
0.32% due 04/05/13[3]	6,000,000	5,999,787
WellPoint, Inc.
0.18% due 04/09/13[3]	6,000,000	5,999,760
Tesco Treasury Services plc
0.21% due 04/08/13[3]	6,000,000	5,999,732
Pacific Gas & Electric Co.
0.24% due 04/08/13[3]	6,000,000	5,999,720
Rio Tinto America, Inc.
0.29% due 04/08/13[3]	6,000,000	5,999,662
Bemis Company, Inc.
0.30% due 04/10/13[3]	6,000,000	5,999,550
Campbell Soup Co.
0.17% due 04/19/13[3]	6,000,000	5,999,490
MidAmerican Energy Holdings Co.
0.28% due 04/15/13[3]	6,000,000	5,999,347
Devon Energy Corp.
0.23% due 04/22/13[3]	6,000,000	5,999,195
Cigna Corp.
0.34% due 04/17/13[3]	6,000,000	5,999,093
Pentair Finance S.A.
0.35% due 04/17/13[3]	6,000,000	5,999,067
FMC Technologies, Inc.
0.30% due 04/22/13[3]	6,000,000	5,998,950
Dominion Resources, Inc.
0.32% due 04/24/13[3]	6,000,000	5,998,773
Aon Corp.
0.34% due 04/24/13[3]	6,000,000	5,998,658
CBS Corp.
0.33% due 04/26/13[3]	6,000,000	5,998,625
Clorox Co.
0.29% due 05/06/13[3]	6,000,000	5,998,308
Glencore Funding LLC
0.45% due 04/25/13	6,000,000	5,998,200
Suncor Energy, Inc.
0.28% due 04/24/13[3]	4,000,000	3,999,284
Total Commercial Paper
(Cost $159,984,788)		159,984,788
REPURCHASE AGREEMENTS††,5 - 20.7%
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	57,603,612	57,603,612
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	47,258,412	47,258,412
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	4,790,424	4,790,424
Total Repurchase Agreements
(Cost $109,652,448)		109,652,448
Total Investments - 94.8%
(Cost $502,310,042)		$502,164,313
Other Assets & Liabilities, net - 5.2%		27,562,836
Total Net Assets - 100.0%		$529,727,149

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2013 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $170,054,180)	110	$695,347
June 2013 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $51,808,038)	278	668,870
June 2013 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $43,420,182)	327	509,568
June 2013 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $100,525,505)	619	501,956
June 2013 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $125,167,393)	881	182,208
June 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $31,265,484)	237	101,195
June 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $54,084,438)	436	77,524
June 2013 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $22,354,107)	124	44,002

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
September 2013 3 Month Eurodollar Futures Contracts (Aggregate Value of Contracts $308,868,500)	1,240	$(64,236)
September 2013 3 Month Sterling Futures Contracts†† (Aggregate Value of Contracts $124,920,010)	661	(75,323)
September 2013 3 Month Euro Euribor Futures Contracts†† (Aggregate Value of Contracts $254,359,272)	796	(88,215)
(Total Aggregate Value of Contracts $1,286,827,109)		$2,552,896
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 Topix Index Futures Contracts†† (Aggregate Value of Contracts $18,511,044)	167	$808,951
June 2013 Nikkei 225 Index Futures Contracts†† (Aggregate Value of Contracts $16,749,672)	127	704,226
June 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $17,604,180)	153	553,873
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $15,716,880)	166	381,240
June 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $17,392,800)	240	378,586
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $14,988,000)	192	277,405
April 2013 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $17,257,510)	610	205,060
June 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $12,369,500)	220	103,045
April 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $8,663,790)	60	101,988
June 2013 E-mini Financial Select Sector Futures (Aggregate Value of Contracts $5,854,988)	129	24,517
April 2013 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $4,366,773)	62	8,379
June 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $16,246,000)	168	(95,993)
April 2013 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $13,233,767)	148	(105,703)
June 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $11,292,545)	45	(227,693)
April 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $11,935,273)	249	(289,265)
April 2013 FTSE China A50 Index Futures Contracts (Aggregate Value of Contracts $9,738,862)	1,213	(502,788)
April 2013 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $7,498,158)	74	(514,083)
June 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $34,246,483)	263	(728,528)
(Total Aggregate Value of Contracts $253,666,225)		$1,083,217
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $34,427,905)	779	$866,951
May 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $8,349,740)	86	73,319
June 2013 Brent Crude Futures Contracts (Aggregate Value of Contracts $7,127,900)	65	63,195
May 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $10,356,120)	258	26,120
May 2013 Heating Oil Futures Contracts (Aggregate Value of Contracts $1,406,698)	11	5,755

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $1,966,650)	28	$(6,717)
May 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $525,875)	10	(14,488)
May 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $11,640,132)	89	(18,696)
June 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $10,699,230)	67	(80,386)
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $1,721,875)	50	(87,763)
May 2013 Corn Futures Contracts (Aggregate Value of Contracts $13,760,813)	395	(293,802)
(Total Aggregate Value of Contracts $101,982,938)		$533,488
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $61,996,500)	599	$194,854
June 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $21,123,750)	215	57,605
June 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $13,785,800)	86	(173,717)
(Total Aggregate Value of Contracts $96,906,050)		$78,742
COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $21,313,152)	1,080	$649,792
May 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $23,239,125)	454	463,716
May 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $17,924,288)	378	452,758
May 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $3,635,000)	100	323,838
May 2013 Copper Futures Contracts (Aggregate Value of Contracts $6,298,325)	74	214,772
May 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $3,491,460)	35	62,458
May 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $3,673,313)	78	57,730
May 2013 Silver Futures Contracts (Aggregate Value of Contracts $3,258,525)	23	46,522
May 2013 Gas Oil Futures Contracts (Aggregate Value of Contracts $1,473,200)	16	(31,214)
June 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $29,974,710)	821	(208,951)
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $37,320,000)	750	(395,556)
(Total Aggregate Value of Contracts $151,601,098)		$1,635,865
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2013 U.S. Treasury 30 Year Bond Futures Contracts (Aggregate Value of Contracts $5,775,000)	40	$(95,324)
June 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $6,773,844)	43	(126,578)
June 2013 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $23,781,163)	188	(271,078)
June 2013 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $138,870,495)	1,226	(449,167)
(Total Aggregate Value of Contracts $175,200,502)		$(942,147)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2013 Swiss Franc Futures Contracts (Aggregate Value of Contracts $22,008,513)	167	$46,590
June 2013 British Pound Futures Contracts (Aggregate Value of Contracts $27,621,356)	291	(520,453)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $85,289,700)	642	$(1,453,511)
(Total Aggregate Value of Contracts $134,919,569)		$(1,927,374)

Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2013 S&P Homebuilders Select Industry Index Swap, Terminating 04/30/13 (Notional Value $5,975,790)	1,735	$(16,994)

†	Value determined based on Level 1 inputs, except as noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $240,890,084 (cost $241,067,297), or 45.5% of total net assets.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Repurchase Agreements — See Note 3.
[6]	Investment in a product that pays a management fee to a party related to the advisor.

plc	Public Limited Company

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 56.7%
Financials - 13.9%
Alterra Capital Holdings Ltd.[1]	68,522	$2,158,442
NYSE Euronext[1]	52,849	2,042,085
Hudson City Bancorp, Inc.[1]	161,190	1,392,681
Duff & Phelps Corp. — Class A1	75,448	1,170,198
Citizens Republic Bancorp, Inc.*,1	35,558	801,833
Netspend Holdings, Inc.*,1	36,916	586,595
Virginia Commerce Bancorp, Inc.*,1	36,482	512,572
Assurant, Inc.[1]	6,339	285,318
Allied World Assurance Company Holdings AG1	3,074	285,021
Hospitality Properties Trust[1]	10,332	283,511
Allstate Corp.[1]	5,736	281,466
BOK Financial Corp.[1]	4,438	276,487
American Capital Agency Corp.[1]	8,400	275,352
Hatteras Financial Corp.[1]	9,984	273,861
American Capital Ltd.*,1	18,732	273,394
BB&T Corp.[1]	8,684	272,591
MFA Financial, Inc.[1]	29,191	272,060
State Street Corp.[1]	4,596	271,578
Arch Capital Group Ltd.*,1	4,469	234,935
American International Group, Inc.*,1	5,832	226,398
Huntington Bancshares, Inc.[1]	29,857	220,643
Axis Capital Holdings Ltd.[1]	5,293	220,295
Bank of America Corp.[1]	16,989	206,926
Goldman Sachs Group, Inc.[1]	1,268	186,586
Protective Life Corp.[1]	5,135	183,833
PNC Financial Services Group, Inc.[1]	2,757	183,341
Douglas Emmett, Inc.[1]	7,100	177,003
Macerich Co.[1]	2,504	161,208
JPMorgan Chase & Co.[1]	3,328	157,947
CreXus Investment Corp.[1]	11,448	149,053
Discover Financial Services[1]	3,265	146,403
Synovus Financial Corp.[1]	51,948	143,896
CNA Financial Corp.[1]	3,867	126,412
Popular, Inc.*,1	4,310	118,999
Torchmark Corp.[1]	1,965	117,507
Regions Financial Corp.[1]	13,661	111,884
SunTrust Banks, Inc.[1]	2,853	82,195
Ameriprise Financial, Inc.[1]	856	63,044
Extra Space Storage, Inc.[1]	1,490	58,512
CapitalSource, Inc.[1]	5,895	56,710
American National Insurance Co.[1]	594	51,601
First Financial Holdings, Inc.[1]	2,461	51,583
Kemper Corp.[1]	1,562	50,937
Wells Fargo & Co.[1]	1,331	49,234
St. Joe Co.*,1	2,275	48,344
LPL Financial Holdings, Inc.[1]	1,498	48,296
Northern Trust Corp.[1]	883	48,176
Ares Capital Corp.[1]	2,647	47,911
Raymond James Financial, Inc.[1]	1,039	47,898
Janus Capital Group, Inc.[1]	5,091	47,855
Hanover Insurance Group, Inc.[1]	693	34,428
Alexander & Baldwin, Inc.*,1	647	23,130
American Tower Corp. — Class A1	285	21,922
Bank of New York Mellon Corp.[1]	668	18,697
Roma Financial Corp.[1]	1,046	16,799
SLM Corp.[1]	729	14,930
Ventas, Inc.[1]	95	6,954
Everest Re Group Ltd.[1]	32	4,156
Total Financials		15,681,626
Consumer Discretionary - 10.8%
Virgin Media, Inc.[1]	33,777	1,654,060
Arbitron, Inc.[1]	32,826	1,538,556
Hot Topic, Inc.[1]	67,799	941,051
WMS Industries, Inc.*,1	28,745	724,662
Focus Media Holding Ltd. ADR[1]	26,243	703,575
Ameristar Casinos, Inc.[1]	23,005	603,422
7 Days Group Holdings Ltd. ADR*,1	30,702	412,328
Thomson Reuters Corp.[1]	9,662	313,821
K-Swiss, Inc. — Class A*,1	62,764	297,501
Foot Locker, Inc.[1]	8,335	285,390
Penn National Gaming, Inc.*,1	5,167	281,240
Comcast Corp. — Class A1	6,626	278,358
Chico's FAS, Inc.[1]	15,436	259,325
Time Warner Cable, Inc.[1]	2,675	256,961
Wyndham Worldwide Corp.[1]	3,867	249,344
Jarden Corp.*,1	5,818	249,301
Starz - Liberty Capital*,1	11,094	245,732
Service Corporation International[1]	14,185	237,315
O'Reilly Automotive, Inc.*,1	2,219	227,558
Madison Square Garden Co. — Class A*,1	3,180	183,168
Dillard's, Inc. — Class A1	2,028	159,299
Brinker International, Inc.[1]	4,184	157,527
American Eagle Outfitters, Inc.[1]	7,766	145,224
Liberty Interactive Corp. — Class A*,1	6,524	139,483
Whirlpool Corp.[1]	1,142	135,281
Macy's, Inc.[1]	3,108	130,039
Delphi Automotive plc[1]	2,884	128,049
Newell Rubbermaid, Inc.[1]	4,512	117,763
Time Warner, Inc.[1]	1,870	107,749
Harman International Industries, Inc.[1]	2,022	90,242
Lear Corp.[1]	1,426	78,245
DR Horton, Inc.[1]	2,714	65,950
Expedia, Inc.[1]	1,007	60,430
Regal Entertainment Group — Class A1	3,150	52,511
HomeAway, Inc.*,1	1,594	51,805
Cinemark Holdings, Inc.[1]	1,749	51,491
Leggett & Platt, Inc.[1]	1,522	51,413
TripAdvisor, Inc.*,1	951	49,947
PulteGroup, Inc.*,1	2,440	49,386
John Wiley & Sons, Inc. — Class A1	1,261	49,129
Liberty Media Corp.*	440	49,117
Mohawk Industries, Inc.*,1	432	48,868

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Consumer Discretionary - 10.8% (continued)
Lennar Corp. — Class A1	1,163	$48,241
Liberty Ventures*,1	633	47,842
Toll Brothers, Inc.*,1	1,382	47,320
TJX Companies, Inc.[1]	888	41,514
Carter's, Inc.*,1	539	30,869
DIRECTV*,1	379	21,455
Darden Restaurants, Inc.[1]	158	8,165
Total Consumer Discretionary		12,157,022
Industrials - 7.3%
Cascade Corp.[1]	26,767	1,739,319
Gardner Denver, Inc.[1]	15,502	1,164,355
Southwest Airlines Co.[1]	26,176	352,852
SeaCube Container Leasing Ltd.[1]	13,137	301,625
Northrop Grumman Corp.[1]	4,121	289,087
Trinity Industries, Inc.[1]	6,118	277,328
Regal-Beloit Corp.[1]	3,359	273,960
Terex Corp.*,1	7,871	270,920
Timken Co.[1]	4,755	269,038
Carlisle Companies, Inc.[1]	3,930	266,415
Raytheon Co.[1]	4,025	236,630
Ingersoll-Rand plc[1]	4,184	230,162
Union Pacific Corp.[1]	1,479	210,625
FedEx Corp.[1]	2,052	201,507
KAR Auction Services, Inc.[1]	9,984	199,980
Cintas Corp.[1]	4,405	194,393
Lincoln Electric Holdings, Inc.[1]	3,328	180,311
Sauer-Danfoss, Inc.[1]	2,973	173,712
Republic Services, Inc. — Class A1	4,944	163,152
Armstrong World Industries, Inc.[1]	2,810	157,051
Con-way, Inc.[1]	4,398	154,854
AGCO Corp.[1]	2,251	117,322
Hertz Global Holdings, Inc.*,1	5,261	117,110
L-3 Communications Holdings, Inc.[1]	1,331	107,705
CNH Global N.V.[1]	1,935	79,954
Equifax, Inc.[1]	1,173	67,553
Engility Holdings, Inc.*,1	2,530	60,669
Delta Air Lines, Inc.*,1	3,401	56,151
Copa Holdings S.A. — Class A1	448	53,585
URS Corp.[1]	1,081	51,250
Fortune Brands Home & Security, Inc.*,1	1,347	50,418
Lennox International, Inc.[1]	784	49,776
Owens Corning*,1	1,207	47,592
Toro Co.[1]	1,021	47,007
GATX Corp.[1]	856	44,486
Avery Dennison Corp.[1]	158	6,805
WESCO International, Inc.*,1	42	3,050
Masco Corp.[1]	71	1,438
Total Industrials		8,269,147
Information Technology - 6.9%
Cymer, Inc.*,1	14,906	1,432,466
Intermec, Inc.*,1	97,976	963,104
Acme Packet, Inc.*,1	31,403	917,595
IAC/InterActiveCorp[1]	6,407	286,265
Fidelity National Information Services, Inc.[1]	7,163	283,797
Activision Blizzard, Inc.[1]	18,352	267,388
Alliance Data Systems Corp.*,1	1,617	261,776
Western Digital Corp.[1]	5,140	258,439
Symantec Corp.*,1	10,183	251,316
KLA-Tencor Corp.[1]	4,627	244,028
Intel Corp.[1]	9,929	216,949
Cisco Systems, Inc.[1]	9,624	201,237
Maxim Integrated Products, Inc.[1]	5,801	189,403
Brocade Communications Systems, Inc.*,1	30,840	177,947
QUALCOMM, Inc.[1]	2,581	172,798
NeuStar, Inc. — Class A*,1	3,487	162,250
Dell, Inc.[1]	11,189	160,338
DST Systems, Inc.[1]	1,902	135,556
Trimble Navigation Ltd.*,1	3,106	93,056
Xilinx, Inc.[1]	2,251	85,921
Avago Technologies Ltd.[1]	2,376	85,346
LSI Corp.*,1	11,632	78,865
FleetCor Technologies, Inc.*,1	983	75,367
Adobe Systems, Inc.*,1	1,711	74,446
Xerox Corp.[1]	8,304	71,414
EMC Corp.*,1	2,946	70,380
National Instruments Corp.[1]	1,553	50,861
Yahoo!, Inc.*,1	2,119	49,860
eBay, Inc.*,1	913	49,503
VeriSign, Inc.*,1	1,037	49,029
Apple, Inc.[1]	107	47,361
Akamai Technologies, Inc.*,1	1,302	45,948
Synopsys, Inc.*,1	1,268	45,496
Equinix, Inc.*,1	192	41,532
Booz Allen Hamilton Holding Corp.[1]	3,011	40,468
CA, Inc.[1]	1,553	39,089
Molex, Inc.[1]	951	27,845
Rackspace Hosting, Inc.*,1	535	27,007
AOL, Inc.[1]	668	25,711
Avnet, Inc.*,1	365	13,213
CoreLogic, Inc.*,1	508	13,137
Zebra Technologies Corp. — Class A*,1	146	6,881
Total Information Technology		7,790,388
Health Care - 5.8%
Coventry Health Care, Inc.[1]	65,320	3,071,999
3SBio, Inc. ADR*,1	28,899	439,266
Amgen, Inc.[1]	3,163	324,239
Assisted Living Concepts, Inc. — Class A1	26,405	313,956
Biogen Idec, Inc.*,1	1,517	292,644
Cooper Companies, Inc.[1]	2,504	270,132
Pfizer, Inc.[1]	6,400	184,703
Agilent Technologies, Inc.[1]	4,393	184,373
Medtronic, Inc.[1]	3,740	175,631
Palomar Medical Technologies, Inc.*	10,925	147,378
ResMed, Inc.[1]	2,440	113,118
United Therapeutics Corp.*,1	1,832	111,514

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Health Care - 5.8% (continued)
Perrigo Co.[1]	929	$110,300
McKesson Corp.[1]	951	102,670
Merck & Company, Inc.[1]	1,380	61,037
Alexion Pharmaceuticals, Inc.*,1	645	59,430
Community Health Systems, Inc.[1]	1,131	53,598
LifePoint Hospitals, Inc.*,1	1,074	52,046
Abbott Laboratories[1]	1,433	50,614
VCA Antech, Inc.*,1	2,135	50,151
Patterson Companies, Inc.[1]	1,317	50,099
Myriad Genetics, Inc.*,1	1,931	49,047
Brookdale Senior Living, Inc. — Class A*,1	1,609	44,859
Quest Diagnostics, Inc.[1]	634	35,789
HCA Holdings, Inc.[1]	760	30,879
Universal Health Services, Inc. — Class B1	475	30,338
UnitedHealth Group, Inc.[1]	380	21,740
Zimmer Holdings, Inc.[1]	285	21,438
Health Management Associates, Inc. — Class A*,1	1,216	15,650
Covance, Inc.*,1	186	13,824
Omnicare, Inc.[1]	297	12,094
Cigna Corp.[1]	126	7,859
AmerisourceBergen Corp. — Class A1	60	3,087
Medivation, Inc.*,1	39	1,824
Total Health Care		6,507,326
Consumer Staples - 3.5%
HJ Heinz Co.[1]	21,489	1,553,011
Zhongpin, Inc.*,1	22,388	288,581
Ingredion, Inc.[1]	3,962	286,531
CVS Caremark Corp.[1]	5,198	285,838
Coca-Cola Enterprises, Inc.[1]	7,512	277,342
JM Smucker Co.[1]	2,790	276,656
Dean Foods Co.*,1	14,136	256,286
Nu Skin Enterprises, Inc. — Class A1	3,268	144,446
Constellation Brands, Inc. — Class A*,1	2,884	137,394
Energizer Holdings, Inc.[1]	951	94,843
Mondelez International, Inc. — Class A1	2,504	76,647
Wal-Mart Stores, Inc.[1]	919	68,769
Church & Dwight Company, Inc.[1]	951	61,463
Smithfield Foods, Inc.*,1	1,881	49,809
Molson Coors Brewing Co. — Class B1	951	46,532
Flowers Foods, Inc.[1]	987	32,512
Clorox Co.[1]	32	2,833
Total Consumer Staples		3,939,493
Energy - 3.3%
Copano Energy LLC[1]	32,702	1,325,085
Berry Petroleum Co. — Class A1	13,282	614,824
ConocoPhillips[1]	4,659	280,006
Valero Energy Corp.[1]	5,990	272,484
HollyFrontier Corp.[1]	4,850	249,533
Chevron Corp.[1]	2,094	248,810
Unit Corp.*,1	4,184	190,582
Denbury Resources, Inc.*,1	9,223	172,009
Marathon Petroleum Corp.[1]	1,363	122,125
Tesoro Corp.[1]	1,743	102,053
Patterson-UTI Energy, Inc.[1]	3,572	85,156
Helmerich & Payne, Inc.[1]	982	59,607
Total Energy		3,722,274
Materials - 2.4%
Metals USA Holdings Corp.	14,280	294,883
Reliance Steel & Aluminum Co.[1]	4,025	286,459
Rock Tenn Co. — Class A1	3,011	279,391
Commercial Metals Co.[1]	16,450	260,733
Huntsman Corp.[1]	14,010	260,445
Westlake Chemical Corp.[1]	2,757	257,780
CF Industries Holdings, Inc.[1]	1,300	247,481
Greif, Inc. — Class A1	4,565	244,775
Ball Corp.[1]	2,314	110,100
Cabot Corp.[1]	2,532	86,594
Nucor Corp.[1]	1,875	86,531
Cytec Industries, Inc.[1]	856	63,412
Sonoco Products Co.[1]	1,459	51,050
RPM International, Inc.[1]	1,442	45,538
Intrepid Potash, Inc.[1]	1,713	32,136
Ashland, Inc.[1]	349	25,931
Total Materials		2,633,239
Utilities - 2.0%
Atmos Energy Corp.[1]	7,844	334,860
American Water Works Company, Inc.[1]	7,992	331,189
DTE Energy Co.[1]	4,088	279,374
Pinnacle West Capital Corp.[1]	4,755	275,266
SCANA Corp.[1]	4,310	220,500
PPL Corp.[1]	6,244	195,499
NextEra Energy, Inc.[1]	2,219	172,372
Westar Energy, Inc.[1]	4,944	164,042
Wisconsin Energy Corp.[1]	2,187	93,800
N.V. Energy, Inc.[1]	3,962	79,359
UGI Corp.[1]	1,318	50,598
Vectren Corp.[1]	508	17,993
Total Utilities		2,214,852
Telecommunication Services - 0.8%
Sprint Nextel Corp.*,1	123,543	767,202
Verizon Communications, Inc.[1]	1,997	98,152
CenturyLink, Inc.[1]	475	16,687
Total Telecommunication Services		882,041
Total Common Stocks
(Cost $55,492,808)		63,797,408
EXCHANGE TRADED FUNDS† - 2.1%
iShares MSCI Mexico Capped Investable Market Index Fund[1]	7,273	542,493
iShares MSCI United Kingdom Index Fund[1,2]	28,439	519,581
iShares MSCI Australia Index Fund[1]	7,822	211,507
iShares MSCI Turkey Index Fund[1]	2,570	182,958

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 2.1% (continued)
iShares MSCI Sweden Index Fund[1]	4,424	$143,824
iShares MSCI EAFE Index Fund	1,956	115,365
iShares MSCI Chile Capped Investable Market Index Fund[1]	1,719	111,580
iShares MSCI Belgium Capped Investable Market Index Fund[1]	6,641	94,169
iShares MSCI Malaysia Index Fund[1]	6,006	89,910
iShares MSCI South Korea Capped Index Fund[1]	1,365	81,122
Vanguard FTSE Emerging Markets ETF[1]	1,811	77,674
iShares MSCI Singapore Index Fund[1]	5,562	77,646
iShares MSCI Austria Capped Investable Market Index Fund[1]	4,022	69,178
iShares MSCI Switzerland Capped Index Fund[1]	1,806	53,024
Total Exchange Traded Funds
(Cost $2,132,566)		2,370,031
CLOSED-END FUNDS† - 13.4%
Gabelli Dividend & Income Trust[1]	42,305	802,103
BlackRock Enhanced Equity Dividend Trust[1]	96,665	755,920
Eaton Vance Enhanced Equity Income Fund II1	66,438	754,071
BlackRock Global Opportunities Equity Trust[1]	52,417	727,548
Adams Express Co.[1]	61,635	723,595
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	62,436	686,172
Tri-Continental Corp.[1]	38,935	683,309
Royce Value Trust, Inc.[1]	43,076	648,725
AllianzGI Equity & Convertible Income Fund[1]	33,586	604,885
Eaton Vance Enhanced Equity Income Fund[1]	50,598	590,985
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1]	44,359	587,757
General American Investors Company, Inc.[1]	18,444	576,006
BlackRock Credit Allocation Income Trust[1]	40,578	568,092
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	89,679	463,640
Liberty All Star Equity Fund[1]	79,330	410,136
John Hancock Hedged Equity & Income Fund[1]	23,887	401,063
Zweig Total Return Fund, Inc.[1]	29,193	380,093
India Fund, Inc.[1]	15,603	331,408
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1]	23,199	314,346
Swiss Helvetia Fund, Inc.[1]	24,859	304,771
GDL Fund[1]	24,026	283,026
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	26,333	267,543
Royce Micro-Capital Trust, Inc.[1]	24,873	266,141
Zweig Fund, Inc.[1]	20,328	264,264
First Trust Enhanced Equity Income Fund[1]	20,590	264,170
Madison Covered Call & Equity Strategy Fund[1]	28,078	225,466
Eaton Vance Tax Managed Global Buy Write Opportunities Fund[1]	19,428	217,594
Lazard Global Total Return and Income Fund, Inc.[1]	12,256	201,244
Advent Claymore Enhanced Growth & Income Fund[1]	20,470	199,173
Japan Smaller Capitalization Fund, Inc.[1]	21,181	182,580
RMR Real Estate Income Fund[1]	7,475	155,480
Clough Global Equity Fund[1]	9,913	145,721
First Trust Active Dividend Income Fund[1]	16,124	133,990
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	11,260	131,404
Gabelli Healthcare & WellnessRx Trust[1]	12,030	119,699
Source Capital, Inc.[1]	1,926	112,902
Ellsworth Fund Ltd.[1]	13,240	101,154
Alpine Total Dynamic Dividend Fund	23,771	97,223
Liberty All Star Growth Fund, Inc.[1]	21,400	95,444
Bancroft Fund Ltd.[1]	5,156	90,127
Madison Strategic Sector Premium Fund[1]	6,852	80,168
JF China Region Fund, Inc.[1]	5,560	80,064
Templeton Dragon Fund, Inc.[1]	2,371	66,222
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	145	3,071
Total Closed-End Funds
(Cost $13,260,004)		15,098,495

	Face Amount
REPURCHASE AGREEMENTS††,3 - 18.1%
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	$10,716,410	10,716,410
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	8,791,818	8,791,818
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	891,196	891,196
Total Repurchase Agreements
(Cost $20,399,424)		20,399,424

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$6,213	$6,213
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	4,887	4,887
Total Securities Lending Collateral
(Cost $11,100)		11,100
Total Long Investments - 90.3%
(Cost $91,295,902)		$101,676,458

	Shares
COMMON STOCKS SOLD SHORT† - (35.8)%
Telecommunication Services - (0.1)%
MetroPCS Communications, Inc.*	930	(10,137)
Crown Castle International Corp.*	224	(15,599)
Level 3 Communications, Inc.*	6,086	(123,485)
Total Telecommunication Services		(149,221)
Utilities - (2.0)%
Ameren Corp.	539	(18,876)
CMS Energy Corp.	1,300	(36,322)
Southern Co.	888	(41,665)
Pepco Holdings, Inc.	2,441	(52,237)
AGL Resources, Inc.	1,980	(83,061)
Aqua America, Inc.	2,720	(85,517)
Dominion Resources, Inc.	1,512	(87,968)
TECO Energy, Inc.	6,023	(107,330)
Hawaiian Electric Industries, Inc.	4,692	(130,015)
MDU Resources Group, Inc.	5,473	(136,770)
AES Corp.	11,053	(138,936)
Northeast Utilities	3,201	(139,115)
Questar Corp.	5,737	(139,581)
National Fuel Gas Co.	2,282	(140,001)
FirstEnergy Corp.	3,329	(140,484)
PG&E Corp.	3,160	(140,715)
ITC Holdings Corp.	1,585	(141,477)
CenterPoint Energy, Inc.	6,245	(149,630)
Exelon Corp.	4,565	(157,401)
Duke Energy Corp.	2,256	(163,763)
Total Utilities		(2,230,864)
Materials - (2.0)%
Carpenter Technology Corp.	85	(4,190)
Owens-Illinois, Inc.*	634	(16,896)
Allegheny Technologies, Inc.	682	(21,626)
Royal Gold, Inc.	337	(23,937)
MeadWestvaco Corp.	856	(31,073)
Scotts Miracle-Gro Co. — Class A	1,878	(81,205)
Southern Copper Corp.	2,588	(97,231)
EI du Pont de Nemours & Co.	2,028	(99,696)
Walter Energy, Inc.	3,687	(105,080)
Praxair, Inc.	983	(109,644)
Allied Nevada Gold Corp.*	7,670	(126,248)
Albemarle Corp.	2,061	(128,854)
Martin Marietta Materials, Inc.	1,300	(132,626)
Sigma-Aldrich Corp.	1,711	(132,910)
Alcoa, Inc.	15,693	(133,704)
Ecolab, Inc.	1,744	(139,834)
Aptargroup, Inc.	2,441	(139,991)
Silgan Holdings, Inc.	3,008	(142,128)
Sealed Air Corp.	6,054	(145,962)
Newmont Mining Corp.	3,550	(148,710)
Tahoe Resources, Inc.*	8,849	(155,654)
Compass Minerals International, Inc.	2,033	(160,403)
Total Materials		(2,277,602)
Consumer Staples - (2.1)%
Philip Morris International, Inc.	95	(8,807)
Kellogg Co.	254	(16,365)
Herbalife Ltd.	540	(20,223)
Dr Pepper Snapple Group, Inc.	571	(26,808)
Kroger Co.	1,014	(33,604)
Estee Lauder Companies, Inc. — Class A	658	(42,132)
Altria Group, Inc.	2,345	(80,645)
Colgate-Palmolive Co.	803	(94,778)
Campbell Soup Co.	2,251	(102,105)
Hershey Co.	1,205	(105,474)
Brown-Forman Corp. — Class B	1,569	(112,027)
Bunge Ltd.	1,568	(115,765)
Procter & Gamble Co.	1,711	(131,849)
Monster Beverage Corp.*	2,853	(136,202)
ConAgra Foods, Inc.	3,804	(136,221)
PepsiCo, Inc.	1,744	(137,968)
Coca-Cola Co.	3,455	(139,720)
Mead Johnson Nutrition Co. — Class A	1,807	(139,952)
Hillshire Brands Co.	4,058	(142,639)
Sysco Corp.	4,089	(143,810)
Hormel Foods Corp.	3,518	(145,364)
Fresh Market, Inc.*	3,487	(149,139)
Avon Products, Inc.	7,981	(165,446)
Total Consumer Staples		(2,327,043)
Health Care - (3.1)%
Warner Chilcott plc — Class A	606	(8,211)
Hospira, Inc.*	380	(12,475)
Bruker Corp.*	982	(18,756)
Gilead Sciences, Inc.*	412	(20,159)
Mylan, Inc.*	729	(21,097)
Cerner Corp.*	242	(22,930)
Eli Lilly & Co.	405	(23,000)
Actavis, Inc.*	256	(23,580)
Bristol-Myers Squibb Co.	598	(24,632)
Varian Medical Systems, Inc.*	443	(31,896)
Onyx Pharmaceuticals, Inc.*	436	(38,743)
Vertex Pharmaceuticals, Inc.*	1,237	(68,010)
Ariad Pharmaceuticals, Inc.*	4,145	(74,983)
Incyte Corporation Ltd.*	3,707	(86,781)
Humana, Inc.	1,268	(87,631)
BioMarin Pharmaceutical, Inc.*	1,430	(89,032)
Health Net, Inc.*	3,179	(90,984)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.8)% (continued)
Health Care - (3.1)% (continued)
Alere, Inc.*	3,709	$(94,691)
Allscripts Healthcare Solutions, Inc.*	8,074	(109,725)
Illumina, Inc.*	2,124	(114,696)
Endo Health Solutions, Inc.*	4,375	(134,575)
Techne Corp.	1,997	(135,496)
Forest Laboratories, Inc.*	3,583	(136,297)
Hologic, Inc.*	6,150	(138,990)
Salix Pharmaceuticals Ltd.*	2,758	(141,154)
Teleflex, Inc.	1,680	(141,977)
Boston Scientific Corp.*	18,196	(142,111)
Johnson & Johnson	1,776	(144,797)
Aetna, Inc.	25,377	(1,297,273)
Total Health Care		(3,474,682)
Energy - (3.5)%
QEP Resources, Inc.	191	(6,081)
Cabot Oil & Gas Corp.	159	(10,750)
Newfield Exploration Co.*	570	(12,779)
Peabody Energy Corp.	671	(14,192)
Baker Hughes, Inc.	428	(19,863)
Oil States International, Inc.*	257	(20,963)
Occidental Petroleum Corp.	272	(21,317)
Equities Corp.	317	(21,477)
Schlumberger Ltd.	287	(21,493)
Halliburton Co.	532	(21,498)
Cameron International Corp.*	342	(22,298)
Marathon Oil Corp.	668	(22,525)
Exxon Mobil Corp.	252	(22,708)
Diamond Offshore Drilling, Inc.	330	(22,955)
National Oilwell Varco, Inc.	329	(23,277)
Cimarex Energy Co.	1,363	(102,825)
Alpha Natural Resources, Inc.*	14,772	(121,278)
Kosmos Energy Ltd.*	11,317	(127,882)
Chesapeake Energy Corp.	6,371	(130,032)
Southwestern Energy Co.*	3,614	(134,658)
SM Energy Co.	2,314	(137,035)
Range Resources Corp.	1,711	(138,659)
Cobalt International Energy, Inc.*	4,977	(140,351)
CONSOL Energy, Inc.	4,217	(141,902)
Dresser-Rand Group, Inc.*	2,345	(144,593)
Ultra Petroleum Corp.*	7,386	(148,459)
FMC Technologies, Inc.*	3,066	(166,761)
LinnCo LLC	16,603	(648,348)
Kinder Morgan Energy Partners, LP	14,922	(1,339,548)
Total Energy		(3,906,507)
Industrials - (3.5)%
MSC Industrial Direct Company, Inc. — Class A	95	(8,149)
United Parcel Service, Inc. — Class B	126	(10,823)
Nordson Corp.	317	(20,906)
United Technologies Corp.	349	(32,607)
Fluor Corp.	793	(52,600)
Emerson Electric Co.	951	(53,132)
J.B. Hunt Transport Services, Inc.	919	(68,447)
Matson, Inc.	3,308	(81,377)
Harsco Corp.	3,543	(87,760)
Landstar System, Inc.	1,541	(87,976)
United Continental Holdings, Inc.*	2,795	(89,468)
Towers Watson & Co. — Class A	1,345	(93,235)
KBR, Inc.	2,948	(94,571)
Cummins, Inc.	888	(102,839)
UTI Worldwide, Inc.	7,249	(104,966)
Navistar International Corp.*	3,169	(109,552)
GrafTech International Ltd.*	15,026	(115,400)
Clean Harbors, Inc.*	1,997	(116,006)
CSX Corp.	4,914	(121,032)
Deere & Co.	1,459	(125,445)
Expeditors International of Washington, Inc.	3,518	(125,628)
Babcock & Wilcox Co.	4,438	(126,084)
CH Robinson Worldwide, Inc.	2,156	(128,196)
SPX Corp.	1,648	(130,126)
WW Grainger, Inc.	581	(130,713)
Donaldson Company, Inc.	3,646	(131,949)
Precision Castparts Corp.	697	(132,165)
Pall Corp.	1,965	(134,347)
Stericycle, Inc.*	1,268	(134,636)
3M Co.	1,268	(134,801)
Colfax Corp.*	2,916	(135,711)
General Dynamics Corp.	1,965	(138,552)
Pentair Ltd.	2,631	(138,785)
ITT Corp.	4,914	(139,705)
Rockwell Collins, Inc.	2,219	(140,063)
Iron Mountain, Inc.	3,900	(141,609)
Lockheed Martin Corp.	1,490	(143,815)
Total Industrials		(3,942,397)
Consumer Discretionary - (3.8)%
NVR, Inc.*	7	(7,561)
Hyatt Hotels Corp. — Class A*	317	(13,704)
Yum! Brands, Inc.	285	(20,503)
Michael Kors Holdings Ltd.*	385	(21,864)
Big Lots, Inc.*	624	(22,008)
McDonald's Corp.	222	(22,131)
Kohl's Corp.	480	(22,142)
Apollo Group, Inc. — Class A*	1,320	(22,955)
Target Corp.	338	(23,136)
Dollar General Corp.*	469	(23,722)
Dollar Tree, Inc.*	497	(24,070)
NIKE, Inc. — Class B	508	(29,977)
Guess?, Inc.	1,268	(31,484)
Nordstrom, Inc.	666	(36,783)
Gentex Corp.	1,902	(38,059)
DeVry, Inc.	1,218	(38,671)
Wynn Resorts Ltd.	317	(39,676)
Staples, Inc.	2,980	(40,021)
Chipotle Mexican Grill, Inc. — Class A*	159	(51,813)
Groupon, Inc. — Class A*	8,527	(52,185)
Netflix, Inc.*	285	(53,982)
Coach, Inc.	1,268	(63,387)
Fossil, Inc.*	697	(67,331)
DISH Network Corp. — Class A	1,904	(72,162)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.8)% (continued)
Consumer Discretionary - (3.8)% (continued)
Washington Post Co. — Class B	168	$(75,096)
International Game Technology	5,135	(84,728)
Clear Channel Outdoor Holdings, Inc. — Class A*	11,410	(85,461)
Visteon Corp.*	1,522	(87,819)
Morningstar, Inc.	1,262	(88,239)
Tupperware Brands Corp.	1,099	(89,832)
Cablevision Systems Corp. — Class A	6,288	(94,068)
Tempur-Pedic International, Inc.*	1,935	(96,034)
Starbucks Corp.	1,744	(99,338)
DreamWorks Animation SKG, Inc. — Class A*	5,311	(100,697)
Marriott International, Inc. — Class A	2,459	(103,844)
L Brands, Inc.	2,410	(107,631)
Amazon.com, Inc.*	476	(126,850)
Urban Outfitters, Inc.*	3,297	(127,726)
Tiffany & Co.	1,934	(134,491)
CarMax, Inc.*	3,266	(136,192)
Choice Hotels International, Inc.	3,233	(136,788)
Las Vegas Sands Corp.	2,473	(139,354)
Wendy's Co.	24,694	(140,015)
Family Dollar Stores, Inc.	2,696	(159,199)
H&R Block, Inc.	5,798	(170,577)
Liberty Global, Inc.*	6,512	(446,919)
Liberty Global, Inc. — Class A*	8,720	(640,048)
Total Consumer Discretionary		(4,310,273)
Information Technology - (5.0)%
Ingram Micro, Inc. — Class A*	191	(3,759)
Teradyne, Inc.*	902	(14,630)
Western Union Co.	1,205	(18,123)
Oracle Corp.	627	(20,277)
Texas Instruments, Inc.	573	(20,330)
Freescale Semiconductor Ltd.*	1,400	(20,846)
F5 Networks, Inc.*	238	(21,201)
Red Hat, Inc.*	423	(21,387)
Lam Research Corp.*	523	(21,684)
Microsoft Corp.	799	(22,859)
Skyworks Solutions, Inc.*	1,046	(23,043)
Broadcom Corp. — Class A	668	(23,160)
Cree, Inc.*	428	(23,416)
Cognizant Technology Solutions Corp. — Class A*	380	(29,112)
Microchip Technology, Inc.	888	(32,643)
Riverbed Technology, Inc.*	2,341	(34,904)
Linear Technology Corp.	1,046	(40,135)
Marvell Technology Group Ltd.	3,903	(41,294)
Automatic Data Processing, Inc.	697	(45,319)
VeriFone Systems, Inc.*	2,219	(45,889)
Zynga, Inc. — Class A*	15,340	(51,542)
MICROS Systems, Inc.*	1,173	(53,383)
Stratasys Ltd.*	729	(54,106)
FactSet Research Systems, Inc.	697	(64,542)
Citrix Systems, Inc.*	935	(67,470)
LinkedIn Corp. — Class A*	443	(77,995)
Lender Processing Services, Inc.	3,233	(82,312)
NetApp, Inc.*	2,736	(93,462)
NCR Corp.*	4,152	(114,429)
JDS Uniphase Corp.*	8,781	(117,402)
Juniper Networks, Inc.*	6,562	(121,659)
Rovi Corp.*	5,833	(124,885)
AVX Corp.	11,380	(135,422)
Solera Holdings, Inc.	2,345	(136,784)
Altera Corp.	3,867	(137,162)
VMware, Inc. — Class A*	1,749	(137,961)
Cypress Semiconductor Corp.	12,521	(138,107)
PMC - Sierra, Inc.*	20,510	(139,263)
ON Semiconductor Corp.*	16,865	(139,642)
Paychex, Inc.	3,994	(140,070)
Visa, Inc. — Class A	825	(140,118)
Global Payments, Inc.	2,853	(141,680)
Broadridge Financial Solutions, Inc.	5,748	(142,780)
SanDisk Corp.*	2,599	(142,945)
Advanced Micro Devices, Inc.*	57,421	(146,424)
Micron Technology, Inc.*	14,892	(148,622)
Informatica Corp.*	4,319	(148,876)
Polycom, Inc.*	13,567	(150,322)
SAIC, Inc.	11,159	(151,204)
Salesforce.com, Inc.*	850	(152,006)
Atmel Corp.*	24,579	(171,070)
Hewlett-Packard Co.	7,533	(179,586)
ASML Holding N.V. — Class G	17,145	(1,166,031)
Total Information Technology		(5,633,273)
Financials - (10.7)%
MBIA, Inc.*	1	(10)
New York Community Bancorp, Inc.	380	(5,453)
American Express Co.	95	(6,409)
BioMed Realty Trust, Inc.	380	(8,208)
Investors Bancorp, Inc.	936	(17,578)
AvalonBay Communities, Inc.	180	(22,801)
Franklin Resources, Inc.	191	(28,805)
T. Rowe Price Group, Inc.	412	(30,846)
East West Bancorp, Inc.	1,553	(39,866)
Realty Income Corp.	888	(40,271)
UDR, Inc.	1,839	(44,485)
SCBT Financial Corp.	1,103	(55,591)
Commerce Bancshares, Inc.	1,363	(55,651)
CBRE Group, Inc. — Class A*	2,219	(56,030)
Howard Hughes Corp.*	735	(61,600)
TFS Financial Corp.*	6,065	(65,684)
BRE Properties, Inc.	1,363	(66,351)
Lazard Ltd. — Class A	2,040	(69,625)
Boston Properties, Inc.	697	(70,439)
Bank of Hawaii Corp.	1,459	(74,132)
Morgan Stanley	3,646	(80,139)
SEI Investments Co.	3,014	(86,954)
E*TRADE Financial Corp.*	8,477	(90,789)
Forest City Enterprises, Inc. — Class A*	5,255	(93,381)
Corporate Office Properties Trust	3,550	(94,714)
StanCorp Financial Group, Inc.	2,311	(98,818)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.8)% (continued)
Financials - (10.7)% (continued)
Mercury General Corp.	2,685	$(101,842)
Interactive Brokers Group, Inc. — Class A	7,064	(105,324)
Moody's Corp.	1,997	(106,480)
Chubb Corp.	1,236	(108,187)
CIT Group, Inc.*	2,567	(111,613)
Corrections Corporation of America	3,201	(125,063)
Weyerhaeuser Co.	4,058	(127,340)
First Horizon National Corp.	12,204	(130,339)
SL Green Realty Corp.	1,522	(131,059)
MetLife, Inc.	3,487	(132,576)
Alexandria Real Estate Equities, Inc.	1,870	(132,733)
First Citizens BancShares, Inc. — Class A	729	(133,188)
Piedmont Office Realty Trust, Inc. — Class A	6,847	(134,133)
CME Group, Inc. — Class A	2,187	(134,260)
Prudential Financial, Inc.	2,282	(134,615)
TD Ameritrade Holding Corp.	6,530	(134,649)
Valley National Bancorp	13,188	(135,045)
Mack-Cali Realty Corp.	4,723	(135,125)
Vornado Realty Trust	1,617	(135,246)
MSCI, Inc. — Class A*	3,994	(135,516)
Charles Schwab Corp.	7,703	(136,266)
ProAssurance Corp.	2,884	(136,500)
Cullen/Frost Bankers, Inc.	2,187	(136,753)
American Campus Communities, Inc.	3,043	(137,970)
Aon plc	2,251	(138,437)
Progressive Corp.	5,485	(138,606)
Duke Realty Corp.	8,178	(138,862)
Assured Guaranty Ltd.	6,753	(139,179)
SVB Financial Group*	1,965	(139,397)
Marsh & McLennan Companies, Inc.	3,677	(139,616)
Leucadia National Corp.	5,103	(139,975)
Equity Lifestyle Properties, Inc.	1,839	(141,235)
Brown & Brown, Inc.	4,416	(141,488)
TCF Financial Corp.	9,605	(143,691)
Plum Creek Timber Company, Inc.	2,758	(143,968)
First Niagara Financial Group, Inc.	16,325	(144,640)
Legg Mason, Inc.	4,501	(144,707)
Arthur J Gallagher & Co.	3,518	(145,328)
United Bankshares, Inc.	19,854	(528,315)
FirstMerit Corp.	48,591	(803,209)
M&T Bank Corp.	13,545	(1,397,303)
IntercontinentalExchange, Inc.*	9,001	(1,467,793)
Markel Corp.*	2,953	(1,486,836)
Total Financials		(12,099,037)
Total Common Stock Sold Short
(Proceeds $36,846,307)		(40,350,899)
EXCHANGE TRADED FUNDS SOLD SHORT† - (12.5)%
iShares Barclays MBS Bond Fund	115	(12,413)
Market Vectors Russia ETF	551	(15,279)
iShares MSCI Thailand Capped Investable Market Index Fund	180	(16,398)
iShares MSCI BRIC Index Fund	628	(24,398)
iShares MSCI EAFE Index Fund	505	(29,785)
iShares MSCI France Index Fund	1,845	(42,822)
iShares MSCI Germany Index Fund	2,304	(56,379)
iShares MSCI Spain Capped Index Fund	2,063	(58,383)
iShares MSCI Hong Kong Index Fund	3,263	(64,738)
iShares MSCI EMU Index Fund	2,053	(67,030)
Market Vectors Gold Miners ETF	2,178	(82,437)
iShares MSCI Netherlands Investable Market Index Fund	4,102	(84,460)
iShares MSCI Taiwan Index Fund	6,897	(92,006)
PowerShares Emerging Markets Sovereign Debt Portfolio	3,174	(94,522)
iShares FTSE China 25 Index Fund	2,707	(99,888)
iShares JPMorgan USD Emerging Markets Bond Fund	897	(105,371)
iShares Barclays 20+ Year Treasury Bond Fund	1,023	(120,468)
iShares Barclays 3-7 Year Treasury Bond Fund	1,045	(129,047)
iShares MSCI South Africa Index Fund	2,189	(139,768)
iShares iBoxx Investment Grade Corporate Bond Fund	1,383	(165,822)
iShares Barclays 7-10 Year Treasury Bond Fund	1,609	(172,710)
iShares MSCI Canada Index Fund	7,128	(203,219)
Powershares QQQ Trust Series 1	4,261	(293,881)
iShares Barclays TIPS Bond Fund	2,517	(305,186)
iShares MSCI Italy Capped Index Fund	26,779	(315,992)
iShares Core Total US Bond Market ETF	4,075	(451,225)
iShares Dow Jones US Real Estate Index Fund	6,562	(455,928)
SPDR Barclays High Yield Bond ETF	12,760	(524,564)
iShares MSCI Brazil Capped Index Fund	12,460	(678,821)
iShares MSCI Japan Index Fund	68,325	(737,910)
iShares Russell 2000 Index Fund	12,774	(1,204,077)
SPDR S&P 500 ETF Trust	11,123	(1,741,306)
iShares Russell 1000 Growth Index Fund	30,346	(2,164,277)
iShares Russell 1000 Value Index Fund	40,882	(3,318,392)
Total Exchange Traded Funds Sold Short
(Proceeds $12,751,353)		(14,068,902)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED NOTES SOLD SHORT† - (0.2)%
iPath MSCI India Index ETN*	3,951	$(225,839)
Total Exchange Traded Notes Sold Short
(Proceeds $212,960)		(225,839)
Total Securities Sold Short- (48.5)%
(Proceeds $49,810,620)		$(54,645,640)
Other Assets & Liabilities, net - 58.2%		65,564,692
Total Net Assets - 100.0%		$112,595,510

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $4,691,750)	49	$272,912
June 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,296,162)	10	151,446
September 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $1,643,200)	40	67,869
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $6,151,125)	141	51,538
December 2013 Soybean Futures Contracts (Aggregate Value of Contracts $4,507,350)	151	(10,239)
October 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $4,566,089)	39	(24,490)
August 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,976,200)	278	(39,113)
April 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $4,435,210)	109	(44,852)
June 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $3,094,850)	187	(71,528)
July 2013 Wheat Futures Contracts (Aggregate Value of Contracts $4,425,600)	128	(77,679)
June 2013 Heating Oil Futures Contracts (Aggregate Value of Contracts $4,455,717)	35	(155,464)
May 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,804,800)	308	(226,807)
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $4,528,160)	91	(240,177)
July 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $4,375,175)	92	(251,236)
October 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $4,458,080)	136	(315,462)
September 2013 Corn Futures Contracts (Aggregate Value of Contracts $4,869,950)	173	(611,126)
(Total Aggregate Value of Contracts $67,279,418)		$(1,524,408)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
April 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,618,900)	323	$402,420
June 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $7,338,510)	201	384,491
June 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $6,889,500)	144	360,634
May 2013 Heating Oil Futures Contracts (Aggregate Value of Contracts $5,754,672)	45	166,501
May 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $4,446,792)	34	146,487
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $4,425,250)	124	66,013
May 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $1,836,656)	39	65,767
July 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,956,380)	286	53,417
May 2013 Copper Futures Contracts (Aggregate Value of Contracts $1,021,350)	12	34,124

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $4,501,120)	104	$31,463
May 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $897,804)	9	24,113
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $344,375)	10	23,357
May 2013 Silver Futures Contracts (Aggregate Value of Contracts $708,375)	5	21,860
May 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $927,517)	47	20,730
June 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $1,437,210)	9	17,343
October 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $9,368,560)	181	16,363
July 2013 Soybean Futures Contracts (Aggregate Value of Contracts $5,863,068)	194	10,647
May 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $1,945,125)	38	2,297
May 2013 Cocoa Futures Contracts (Aggregate Value of Contracts $953,480)	44	(1,476)
March 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $950,063)	18	(3,438)
July 2013 Corn Futures Contracts (Aggregate Value of Contracts $4,495,400)	133	(12,625)
July 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $4,577,760)	102	(52,932)
June 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $5,354,250)	55	(203,412)
(Total Aggregate Value of Contracts $83,612,117)		$1,574,144

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 28, 2013.
[2]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[3]	Repurchase Agreements — See Note 3.
[4]	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

Since March 28, 2013 represents the last day during the Funds’ quarterly period on which the New York Stock Exchange was open for trading, the Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 28, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Commodities Strategy Fund	$–	$298,082	$15,186,622	$–	$–	$15,484,704
Managed Commodities Strategy Fund	12,847,912	718,564	84,946,616	–	–	98,513,092
Managed Futures Strategy Fund	93,174,123	5,708,420	408,990,190	4,225,495	–	512,098,228
Multi-Hedge Strategies Fund	81,265,934	2,391,792	20,410,524	–	–	104,068,250
Liabilities
Commodities Strategy Fund	$–	$103,068	$–	$–	$–	$103,068
Managed Commodities Strategy Fund	–	1,885,969	–	–	–	1,885,969
Managed Futures Strategy Fund	–	4,074,180	–	2,862,042	–	6,936,222
Multi-Hedge Strategies Fund	54,645,640	2,342,056	–	–	–	56,987,696

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 28, 2013, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 28, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Fannie Mae
0.10%			0.50% - 1.63%
Due 04/01/13	$741,750,000	$741,758,242	10/22/15 - 01/10/20	$550,000,000	$557,685,694
			Freddie Mac
			0.50%
			10/09/15	150,000,000	151,635,000
			U.S. Treasury Bond
			4.25%
			11/15/40	37,262,600	47,292,608

Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.11%			0.00%
Due 04/01/13	608,536,964	608,544,401	06/27/13 - 05/31/16	467,120,000	466,966,256
			U.S. Treasury Note
			1.75%
			05/31/16	145,841,100	153,748,492

Credit Suisse Group			U.S. Treasury Note
0.10%			0.50%
Due 04/01/13	87,611,804	87,612,291	07/31/17	89,334,100	89,365,466

Deutsche Bank			U.S. Treasury Note
0.10%			2.13%
Due 04/01/13	61,685,310	61,685,995	02/29/16	59,756,300	62,922,554

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 28, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Multi-Hedge Strategies Fund	$10,962	$11,100

The following represents a breakdown of the collateral for the joint repurchase agreements at March 28, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities (USA), Inc.			Fannie Mae
0.17%			0.00%
Due 04/01/13	$14,334,268	$14,334,539	11/15/17	$2,790,164	$2,666,114
			Fannie Mae
			0.00%
			11/15/19	13,365,954	11,957,850
RBS Securities, Inc.			Federal Home Loan Bank
0.18%			0.375%
Due 04/01/13	18,221,722	18,222,086	10/18/13	1,832,012	1,837,210
			Fannie Mae
			0.50%
			05/27/15	16,668,738	16,751,927

5. Long/Short Commodities Strategy Fund Name and Strategy Change

At a meeting held on November 19, 2012, the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) approved a new name, revised investment objective and revised principal investment strategies for the Long/Short Commodities Strategy Fund. The revisions to the Fund’s principal investment strategies are primarily intended to diversify the Fund’s investment exposure by broadening the variety of investment strategies it may pursue in seeking to achieve its investment objective. The changes to the Fund discussed above became effective January 29, 2013.

The changes to the Fund’s name, investment objective, principal investment strategies, and principal risks will not result in an increase in the Fund’s fees. The changes may decrease the Fund’s expenses due to a reduction of the current index licensing fee paid by the Fund. Please read the Fund’s prospectus for more information on these changes.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 21, 2013

By (Signature and Title)*	/s/ Nikolaos Bono
Nikolaos Bonos, Vice President & Treasurer

Date	May 21, 2013

* Print the name and title of each signing officer under his or her signature.